INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
SUMMARY OF INCOME TAX EXPENSE

Income tax expense for the years ended March 31, 2022 and 2021, respectively, is summarized as follows.

	March 31, 2022	March 31, 2021
Deferred:
Federal	$(187,613)	$(76,897)
State	—	—
Change in valuation allowance	187,613	76,897
Income tax expense (benefit)	$—	$—

SUMMARY OF RECONCILIATION OF PROVISION FOR INCOME TAXES

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate to the income taxes reflected in the Statement of Operations:

	March 31, 2022	March 31, 2021
Tax at statutory tax rate	21%	21%
State taxes	—	—
Other permanent items	—	—
Valuation allowance	-21%	-21%
Income tax expense	—	—

SUMMARY OF TAX EFFECTS OF TEMPORARY DIFFERENCES TO SIGNIFICANT PORTIONS OF DEFFERED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at March 31, 2022 and 2021, are as follows:

	March 31, 2022	March 31, 2021
Deferred tax assets:
Net operating loss carry forward	$187,613	$76,897
Total gross deferred tax assets	187,613	76,897
Less: valuation allowance	(187,613)	(76,897)
Net deferred tax assets	$—	$—